SCHEDULE OF KEY COMPENSATION AWARDS (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Director fees	$ 152,438	$ 151,663
Salaries	142,068	102,115
Share-based payments	122,112	263,242
Total	$ 416,618	$ 517,020